Convertible Promissory Notes (Details Narrative) (USD $)	9 Months Ended		9 Months Ended			0 Months Ended	1 Months Ended	9 Months Ended	0 Months Ended	9 Months Ended	0 Months Ended	9 Months Ended			0 Months Ended	9 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2014 Asher Note 1 [Member]	Sep. 30, 2014 Asher Note 2 [Member]	Sep. 30, 2014 Asher Note 3 [Member]	Aug. 13, 2014 Mermaid Note [Member]	Oct. 31, 2014 Mermaid Note [Member]	Sep. 30, 2014 Mermaid Note [Member]	Aug. 13, 2014 JMJ Note [Member]	Sep. 30, 2014 JMJ Note [Member]	Aug. 13, 2014 Prim Note [Member]	Sep. 30, 2014 Prim Note [Member]	Sep. 30, 2014 AB Note 1 [Member]	Sep. 30, 2014 LG Note 1 [Member]	Aug. 26, 2014 KBM Note 1 [Member]	Sep. 30, 2014 KBM Note 1 [Member]	Sep. 30, 2014 JMJ Note 2 [Member]
Original Note										$ 335,000
Gross proceeds from note								35,000		300,000
Original Issue Discount										35,000
Principal Amount			32,500	37,500	27,500			30,000		39,083		35,000	50,000	100,000		53,000	40,758
Interest Rate			8.00%	8.00%	8.00%			10.00%		12.00%		10.00%	8.00%	8.00%		8.00%
Maturity date			Jun. 18, 2014	May 07, 2014	Sep. 26, 2014			Oct. 09, 2015				Mar. 26, 2016
Convertible rate			58.00%	58.00%	58.00%											58.00%
Convertible price per share							$ 0.0005	$ 0.0005		$ 0.0185		$ 0.005
Gain (Loss) on derivative liablitiy								24,389	32,636	2,986	213,794	(2,597)			32,972	3,832
Beneficial conversion feature discount			32,500	33,033	27,500	651,419		675,808	73,394	70,408	213,794	77,425	50,000	100,000	85,972	82,141
Convertible notes payable								33,259		40,758		40,101	51,468	102,937		53,407
Accrued Interest								3,259		0		5,101	1,468	2,937		407
Unamortized debt discount	(227,851)	(77,442)						19,124		37,687		29,591	31,644	63,288		46,255
Issuance of common shares for conversion of debt, shares							10,000,000	10,000,000				13,000,000
Issuance of common shares for conversion of debt, amount	$ 70,000						$ 5,000	$ 5,000				$ 65,000
Black-scholes option pricing method
Dividend Yield						0.00%		0.00%	0.00%	0.00%	0.00%	0.00%			0.00%	0.00%
Expected volatility						325.44%		290.05%	318.39%	309.44%	318.70%	309.77%			318.74%	309.44%
Risk-free interest rate						0.10%		13.00%	0.43%	58.00%	0.43%	36.00%			0.85%	0.08%
Expected Life (years)						1 year 1 month 6 days		1 year 0 months 2 days	2 years 0 months 0 days	1 year 8 months 7 days	1 year 6 months 2 days	1 year 4 months 9 days			0 years 7 months 5 days	0 years 6 months 6 days
Price per share						$ 0.0116		$ 0.0117	$ 0.0110	$ 0.0117	$ 0.0110	$ 0.0117			$ 0.0117	$ 0.0117